Cover Page	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	ONKURE THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-2309515
Entity Address, Address Line One	6707 Winchester Circle, #400
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	720
Local Phone Number	307-2892
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001637715
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	true
Entity Primary SIC Number	2834
Amendment Description	EXPLANATORY NOTE Post-Effective Amendment to Registration Statement on Form S-1 OnKure Therapeutics, Inc., a Delaware corporation, filed a Registration Statement on Form S-1 on October 23, 2024, which was declared effective on October 30, 2024 (the “Registration Statement”). This Post-Effective Amendment No. 1 to Form S-1 (the “Post-Effective Amendment”) is being provided to include the fiscal year ended December 31, 2024 financial statements, contained in the Annual Report on Form 10-K for the year-ended December 31, 2024 filed on March 10, 2025 (the “Form 10-K”), as well as updating certain other disclosures, including those based on the above-mentioned Form 10-K. The information included in this filing amends the Registration Statement and the prospectus contained therein (and all amendments thereto). No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	6707 Winchester Circle, #400
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	720
Local Phone Number	307-2892
Contact Personnel Name	Nicholas A. Saccomano